Employee Benefits and Private Pension Plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2019	Dec. 31, 2018
Employee benefits and private pension plan details 3 [abstract]
Discount rate for the actuarial obligation at present value	8.79%	9.00%
Average projected salary growth rate	7.64%	7.85%
Inflation rate (long term)	3.80%	4.00%
Growth rate of medical services	7.95%	8.16%